Employee Benefit Expenses (Including Directors' Emoluments) Number of Non-Director Highest Paid Individuals (Details) - individual	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	3	3	4
HK$10,500,001 – HK$11,000,000 (approximately US$1,347,000 – US$1,411,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	0	1
HK$13,500,001 – HK$14,000,000 (approximately US$1,732,000 – US$1,796,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	0	1
HK$17,500,001 – HK$18,000,000 (approximately US$2,245,000 – US$2,309,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	0	1
HK$18,500,001 – HK$19,000,000 (approximately US$2,373,000 – US$2,437,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	1	0
HK$19,500,001 – HK$20,000,000 (approximately US$2,501,000 – US$2,565,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	1	0
HK$22,000,001 – HK$22,500,000 (approximately US$2,822,000 – US$2,886,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	1	0
HK$27,000,001 – HK$27,500,000 (approximately US$3,463,000 – US$3,527,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	1	0	0
HK$32,000,001 – HK$32,500,000 (approximately US$4,105,000 – US$4,169,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	0	1
HK$40,500,001 – HK$41,000,000 (approximately US$5,195,000 – US$5,259,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	2	0	0